As filed with the Securities and Exchange Commission on October 16, 1998

                                    1933 Act Registration No. 33-82568
                                    1940 Act Registration No. 811-8106

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]
                                                                   -----

            Pre-Effective Amendment No.    ---        [     ]

            Post-Effective Amendment No.    11        [  X  ]
                        and/or             ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

            Amendment No.    13                       [  X  ]
                            ---

                        (Check appropriate box or boxes)

                        NEUBERGER & BERMAN EQUITY ASSETS
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

      Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                        Neuberger & Berman Equity Assets
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

      Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective:
__    immediately upon filing pursuant to paragraph (b)
 X     on October  19,  1998  pursuant  to  paragraph  (b)
--
__     60 days after  filing pursuant to paragraph (a)(1)
__     on __________ pursuant to paragraph (a)(1)
__     75 days after filing pursuant to paragraph (a)(2)
__     on __________ to paragraph (a)(2)

      Neuberger  &  Berman  Equity  Assets  is  a  "master/feeder   fund."  This
Post-Effective Amendment No. 11 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                        NEUBERGER & BERMAN EQUITY ASSETS
           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A

      This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 11 on Form N-1A

Cross Reference Sheet

NEUBERGER & BERMAN MILLENNIUM ASSETS
------------------------------------

            Part A -  Prospectus

            Part B -  Statement of Additional Information

            Part C -  Other Information

Signature Pages

Exhibits


      No change is intended to made by this Post-Effective Amendment No. 11 to the prospectuses or statements of additional information for Neuberger & Berman Focus Assets, Neuberger & Berman Genesis Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets, or Neuberger & Berman Partners Assets.

                        NEUBERGER & BERMAN EQUITY ASSETS
                  POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A


                              Cross Reference Sheet

              This cross reference sheet relates to the Prospectus
                  and Statement of Additional Information for:

                      NEUBERGER & BERMAN MILLENNIUM ASSETS




          FORM N-1A ITEM NO.           CAPTION IN PART A PROSPECTUS
          ------------------           ----------------------------

Item 1.        Cover Page              Front Cover Page

Item 2.        Synopsis                Expense Information; Summary

Item 3.        Condensed Financial     Performance Information
               Information

Item 4.        General Description of  Investment Programs; Description of
               Registrant              Investments; Information Regarding
                                       Organization, Capitalization, and Other
                                       Matters

Item 5.        Management of the Fund  Management and Administration;
                                       Directory; Back Cover Page

Item 6.        Capital Stock and       Front Cover Page; Dividends, Other
               Other Securities        Distributions, and Taxes; Information
                                       Organization, Capitalization, and Other
                                       Matters

Item 7.        Purchase of Securities  Shareholder Services; Share Prices and
               Being Offered           Net Asset Value; Management and
                                       Administration

Item 8.        Redemption or           Shareholder Services; Share Prices and
               Repurchase              Net Asset Value

Item 9.        Pending Legal           Not Applicable
               Proceedings


          FORM N-1A ITEM NO.           Caption in Part B
          ------------------           STATEMENT OF ADDITIONAL INFORMATION
                                       -----------------------------------

Item 10.       Cover Page              Cover Page

Item 11.       Table of Contents       Table of Contents

Item 12.       General Information     Organization
               and History

Item 13.       Investment Objectives   Investment Information; Certain Risk
               and Policies            Considerations

Item 14.       Management of the Fund  Trustees and Officers

Item 15.       Control Persons and     Not Applicable
               Principal Holders of
               Securities

Item 16.       Investment Advisory     Investment Management and
               and Other Services      Administration Services; Trustees and
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian and
                                       Transfer Agent; Independent
                                       Auditors/Accountants

Item 17        Brokerage Allocation    Portfolio Transactions

Item 18.       Capital Stock and       Investment Information; Additional
               Other Securities        Redemption Information; Dividends and
                                       Other Distributions

Item 19.       Purchase and Redemption Additional Exchange Information;
                                       Additional Redemption Information;
                                       Distribution Arrangements

Item 20.       Tax Status              Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.       Underwriters            Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.       Calculation of          Performance Information
               Performance Data

Item 23.       Financial Statements    Not Applicable



      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 11.

                PROSPECTUS
-----------------------------------------
October 19, 1998






               NEUBERGER&BERMAN
               EQUITY ASSETS-Registered Trademark-



Neuberger&Berman
               MILLENNIUM ASSETS



















No Redemption Fees

            Neuberger&Berman

EQUITY ASSETS

          No-Load Equity Fund

----------------------------------------------------------------------


Neuberger&Berman MILLENNIUM Assets is a broadly diversified small-cap growth fund.


   YOU CAN BUY, OWN AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND/OR OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT") AND/OR AN AGREEMENT WITH N&B MANAGEMENT TO MAKE FUND SHARES AVAILABLE TO ITS CLIENTS (EACH AN "INSTITUTION").

----------------------------------------------------------------------


   Neuberger&Berman MILLENNIUM Assets (the "Fund") invests all of its net investable assets in Neuberger&Berman MILLENNIUM Portfolio (the "Portfolio"), a series of Equity Managers Trust ("Managers Trust"). Managers Trust is an open-end management investment company managed by N&B Management. The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 5, and "Information Regarding Organization, Capitalization, and Other Matters" on page 19.

   Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated October 19, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.


   THE SEC MAINTAINS A WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND AND PORTFOLIO.

                            PROSPECTUS DATED OCTOBER 19, 1998

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION

PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


SUMMARY......................................................................5
  The Fund and Portfolio; Risk Factors.......................................5
  Management.................................................................6
EXPENSE INFORMATION..........................................................7
  Shareholder Transaction Expenses for The Fund..............................7
  Annual Fund Operating Expenses.............................................7
    Example..................................................................8
INVESTMENT PROGRAM...........................................................9
  Neuberger&Berman Millennium Portfolio......................................9
  Special Considerations of Small-Cap
  Company Stocks............................................................10
  Short-Term Trading; Portfolio Turnover....................................10
  Borrowings................................................................11
  Other Investments.........................................................11
PERFORMANCE INFORMATION.....................................................11
SHAREHOLDER SERVICES........................................................12
  How to Buy Shares.........................................................12
  Exchanging Shares.........................................................13
SHARE PRICES AND NET ASSET VALUE............................................14
DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES...................................14
    Distribution Options....................................................14
MANAGEMENT AND ADMINISTRATION...............................................16
  Trustees and Officers.....................................................16
Investment Manager, Administrator,..........................................16
Distributor, and Sub-Adviser................................................16
  Expenses..................................................................18
  Transfer Agent............................................................18
INFORMATION REGARDING ORGANIZATION,.........................................19
CAPITALIZATION, AND OTHER MATTERS...........................................19
  The Fund..................................................................19
    The Portfolio...........................................................20
DESCRIPTION OF INVESTMENTS..................................................21
DIRECTORY...................................................................24
FUNDS ELIGIBLE FOR EXCHANGE.................................................25

SUMMARY


          The Fund and Portfolio; Risk Factors
----------------------------------------------------------------------
   The Fund is a series of Neuberger&Berman Equity Assets (the "Trust") and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                           --------------------------
                                  SHAREHOLDERS
                           --------------------------
                                       BUY SHARES IN
                           --------------------------
                                    THE FUND
                           --------------------------
                                         INVESTS IN
                           --------------------------
                                  THE PORTFOLIO
                           --------------------------
                                         INVESTS IN
                           --------------------------
                            STOCKS & OTHER SECURITIES
                           --------------------------


   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page
19. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 9 and "Description of Investments" on page 21.

  Here is a summary highlighting features of the Fund and the Portfolio. You may want to combine your investment in the Fund with investments in other Neuberger&Berman Funds to fit your particular investment needs. Of course, there can be no assurance that the Fund will meet its investment objective.


NEUBERGER&BERMAN     INVESTMENT             PORTFOLIO
EQUITY ASSETS        STYLE                  CHARACTERISTICS
--------------------------------------------------------------------------------


MILLENNIUM           Broadly diversified,   Invests    primarily    in    equity
ASSETS               small-cap growth.      securities of  small-sized  domestic
                                            companies  (up to  $2.7  billion  in
                                            market  capitalization  at  time  of
                                            investment). Portfolio managers seek
                                            stocks   of   companies   that   are
                                            projected  to grow at  above-average
                                            rates   and  that   appear   to  the
                                            managers  poised  for  a  period  of
                                            accelerated earnings.


          Management
----------------------------------------------------------------------

   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 15. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds made available through an Institution, see "Shareholder Services - How to Buy Shares" on page 12,
"Shareholder Services - How to Sell Shares" on page 12, and "Shareholder Services - Exchanging Shares" on page 13, and the policies of the Institution through which you are purchasing shares.

           The Neuberger&Berman Investment Approach
----------------------------------------------------------------------

  The Portfolio is managed using a growth-oriented investment approach. In contrast to a value approach, which concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.

EXPENSE INFORMATION

   This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.


          Shareholder Transaction Expenses for The Fund
----------------------------------------------------------------------

   As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                     NONE
Sales Charge Imposed on Reinvested Dividends          NONE
Deferred Sales Charges                                NONE
Redemption Fees                                       NONE
Exchange Fees                                         NONE



          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

   The following table shows anticipated annual operating expenses for the Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating
Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.

   The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon current administration fees for the Fund and current management fees for the Portfolio and the current expense reimbursement undertaking. For more information, see "Management and Administration" and the SAI.

   The Fund and Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table are estimated amounts for the current fiscal year. All expenses are factored into the Fund's share price and dividends and are not charged directly to Fund shareholders.


    NEUBERGER&BERMAN       MANAGEMENT AND     12b-1       OTHER       TOTAL
     EQUITY ASSETS         ADMINISTRATION      FEES     EXPENSES*   OPERATING
                                FEES                                EXPENSES*
================================================================================
MILLENNIUM ASSETS              1.25%          0.25%       0.50%       2.00%

*Reflects N&B Management's expense reimbursement undertaking described below.

  As set forth in "Expenses" on page 18, N&B Management has voluntarily undertaken to reimburse the Fund if its Total Operating Expenses exceed certain limits. The Fund has agreed to repay N&B Management through December 31, 2000, for excess Total Operating Expenses reimbursed to the Fund, so long as the repayments do not cause Total Operating Expenses to exceed the amount shown above. Absent the reimbursement, Other Expenses and Total Operating Expenses would be 1.20% and 2.70%, respectively, of the Fund's average daily net assets.

   For more information, see "Expenses."




          Example
----------------------------------------------------------------------
 To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


NEUBERGER&BERMAN EQUITY ASSETS         1 YEAR    3 YEARS

MILLENNIUM ASSETS                         $20       $63



   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

INVESTMENT PROGRAM


   The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 21.


   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.

   The investment objectives of the Fund and Portfolio are not fundamental. There can be no assurance that the Fund or Portfolio will achieve their objectives. The Fund, by itself, does not represent a comprehensive investment program.

   Additional investment techniques, features, and limitations concerning the Portfolio's investment programs are described in the SAI.



          Neuberger&Berman Millennium Portfolio
----------------------------------------------------------------------
   The investment objective of Neuberger&Berman MILLENNIUM Portfolio and Neuberger&Berman MILLENNIUM Assets is to seek capital growth. The Portfolio is a diversified investment fund that pursues its investment objective by investing primarily in a portfolio of equity securities of small-sized domestic companies. The Portfolio intends to invest at least 80% of its total assets in common stocks or warrants of small companies that the manager believes present attractive opportunities for capital growth and, under normal market conditions, will invest at least 65% of its total assets in such securities. The Portfolio considers a "small" company to be one with a total market value of no more than $1.5 billion at the time the Portfolio first invests in it.

  The Portfolio may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. In addition, the Portfolio has the flexibility to invest in companies with market capitalizations of any size when the 65% policy is met. As a result of these policies, the average market capitalization of the issuers whose securities are held by the Portfolio at any particular time may exceed $1.5 billion, particularly at times when the market values of small company stocks are rising. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market, but may invest up to 20% of its assets in foreign securities. Foreign securities are not included within the Portfolio's 65% policy of investing in the common stocks of small-cap companies described above.

  The Portfolio uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased using a value-oriented approach. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Portfolio also diversifies its investments among companies and industries. Small-cap companies in which the Portfolio may invest may still be in the developmental stage. They may also be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets. Other small-cap companies in which the Portfolio invests may be companies providing products or services with a high volume growth rate. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

   The Portfolio may also invest in securities of emerging growth companies, which can be either small-or medium-sized companies that have passed their start-up phase and that show positive earnings momentum and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

   The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.

      Special Considerations of Small-Cap Company Stocks
-------------------------------------------------------------------------------

   Investments in small-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization companies ("large-cap companies"). However, small-cap company stocks may have higher risk and volatility. These stocks generally are not as broadly traded as large-cap company stocks, and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by the Portfolio would be reflected in the Fund's net asset value. Small-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market. Accordingly, the Fund is designed for investors who are able to bear the risks and fluctuations associated with investment in smaller companies.


          Short-Term Trading; Portfolio Turnover
----------------------------------------------------------------------


   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. It is anticipated that the annual turnover rate of the Portfolio may exceed 100% in some fiscal years. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by the Fund) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 14 and the SAI.

          Borrowings
----------------------------------------------------------------------

   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

          Other Investments
----------------------------------------------------------------------

  For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.


PERFORMANCE INFORMATION

   The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past result do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

 TOTAL RETURN INFORMATION. As of the date of this prospectus, the Fund was new and had no performance history. You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

SHAREHOLDER SERVICES


      How to Buy Shares
----------------------------------------------------------------------

   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide in connection with investments in the Fund. N&B Management does not provide investment advice to any Institution or to its clients or make decisions regarding their investments.


   Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be purchased at that day's price. The Fund's share price is calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, the Fund's share price may be significantly affected on days when an investor has no access to that Institution to buy shares.


      Other Information
---------------------------------------------------------------------

o An Institution must pay for shares it purchases on its clients' behalf in U.S. dollars.
o The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder Services - Exchanging Shares."
o  The Fund does not issue certificates for shares.
o Some Institutions may charge their clients a fee in connection with purchases of shares of the Fund.

            HOW TO SELL SHARES
----------------------------------------------------------------------


   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares and the payment of redemption proceeds. Shares are sold at the next price calculated on a day when the NYSE is open, after a sales order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be sold at that day's price. The Fund's share price is calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, the Fund's share price may be significantly affected on days when an investor has no access to that Institution to sell shares.


      Other Information
-------------------------------------------------------------------------

o Redemption proceeds will be paid to Institutions as agreed with N&B Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law). An Institution may not follow the same procedures for payment of redemption proceeds to its clients.

o The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.

o Some Institutions may charge their clients a fee in connection with redemptions of shares of the Fund.


          Exchanging Shares
----------------------------------------------------------------------

   Through an account with an Institution, you may be able to exchange shares of the Fund for shares in another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

      Other Information
----------------------------------------------------------------------
o Shares can be exchanged ONLY between accounts registered in the same name, address, and taxpayer ID number of the Institution.
o An exchange order can be made only into a Neuberger&Berman Fund whose shares are eligible for sale in the state where the Institution is located. An exchange may have tax consequences.
o The Fund may refuse any exchange orders from any Institution, if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.
o Each Neuberger&Berman Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE

   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

   The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

   If N&B Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.


DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES


   The Fund expects to distribute, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by the Portfolio.



          Distribution Options
----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

          Taxes
----------------------------------------------------------------------

   An investment has certain tax consequences, depending on the type of account through which the investment is made. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before the Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares near the end of a calendar year should take this into account.

   For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long an investor has owned Fund shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before an investor bought Fund shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to the Fund's distributions of net capital gain depending on the Portfolio's holding period.


   Every January, the Fund will send each Institution that is a Fund shareholder a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. Each Institution will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes in certain states and
(2) capital gain distributions broken down in a manner that will enable investors or their tax advisers to determine the appropriate rate of capital gains tax on such distributions.


    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss generally is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gain rate applicable to an investor's holding period and tax bracket.

   When an Institution sells Fund shares, it will receive a confirmation statement showing the number of shares sold and the price.

    OTHER. Every January, Institutions will receive a consolidated transaction statement for the previous year. Each Institution is required annually to send to each investor in its account a statement showing the investor's distribution and transaction information for the previous year.

 The Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

   The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.



MANAGEMENT AND ADMINISTRATION


          Trustees and Officers
----------------------------------------------------------------------

   The trustees of the Trust and the trustees of Managers Trust have oversight responsibility for the operations of the Fund and Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio. All trustees of Managers Trust also serve as trustees of the Trust.

         Investment Manager, Administrator,
            Distributor, and Sub-Adviser
----------------------------------------------------------------------


   N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $18 billion as of September 30, 1998.

   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolio's broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $59 billion of assets as of June 30, 1998. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

  Jennifer K. Silver and Michael F. Malouf are co-managers of the Portfolio. Ms. Silver is Director of the Neuberger&Berman Growth Equity Group, and she is a Vice President of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser.

  Mr. Malouf is a Vice President of N&B Management. Previously, Mr. Malouf was a portfolio manager of another firm.

  The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

   To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Fund and Portfolio could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Fund's and Portfolio's other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Portfolio purchase. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and Portfolio.


  EURO CONVERSION. On January 1, 1999, certain European countries will begin converting their national currencies to a single European currency, the Euro. The conversion presents certain risks and uncertainties. The conversion may result in unusual volatility in the rates of exchange among various currencies and a temporary reduction or disruption of liquidity in certain markets. These events may affect the Fund's service providers, such as brokers and foreign subcustodians, as well as companies in which the Fund invests. While the Fund is taking steps to address risks related to Euro conversion a smooth conversion will depend on many factors beyond the Fund's knowledge or control.

          Expenses
----------------------------------------------------------------------

   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.85% of the first $250 million of that Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1.0 billion.

  N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 7.


   N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses which exceed 2.00% per annum of the Fund's average daily net assets. The Fund has in turn agreed to repay N&B Management through December 31, 2000, for the excess Total Operating Expenses that N&B Management reimbursed to the Fund through December 31, 1999, so long as the Fund's Total Operating
Expenses during that period do not exceed the above expense limitation. N&B Management may terminate its undertaking by giving at least sixty days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.



           Transfer Agent
----------------------------------------------------------------------

   The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd
Floor, New York, New York, 10158-0180.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS


          The Fund
----------------------------------------------------------------------

   The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of October 18, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate operating series. Each series invests all of its net investable assets in its corresponding portfolio of Managers Trust, in each case receiving a beneficial interest in that portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

   OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with N&B Management to perform services. Depending on the policies of the Institutions involved, an investor may be able to transfer an account from one Institution to another.

          The Portfolio
----------------------------------------------------------------------

   The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate portfolios. The assets of each portfolio belong only to that portfolio, and the liabilities of each portfolio are borne solely by that portfolio and no other.

    FUND'S INVESTMENT IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities. The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio.

   The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.

   The trustees of the Trust believe that investment in the Portfolio by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


DESCRIPTION OF INVESTMENTS

   In addition to common stocks and other securities referred to in "Investment Programs" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.

    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may invest up to 20% of the value of its total assets in foreign securities. The 20% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts (ADRs). The Portfolio may invest in European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs) and International Depositary Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S.
banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

   Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices, which may cause delays and expose the Portfolio to the creditworthiness of a foreign broker; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision of issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation, nationalization, or confiscatory taxation; the imposition of foreign withholding and other taxes; potentially adverse local political, economic, social, or diplomatic developments; limitations on the movement of funds or other assets of the Portfolio between different countries; difficulties in invoking legal process and enforcing contractual obligations abroad; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also may involve higher brokerage and custodial expenses than investment in domestic securities.

   In addition, investing in foreign securities may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations (or other foreign or U.S. laws or restrictions applicable to such investments) and devaluations of foreign currencies. Some foreign currencies may be volatile. A decline in the exchange rate between the U.S. dollar and another currency will reduce the value of portfolio securities denominated in that currency irrespective of the performance of the underlying investment. In addition, the Portfolio generally will incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When the Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.

     REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

    OTHER INVESTMENTS. Although the Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.

   "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

   U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency
Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (formerly, Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the U.S. Government.

DIRECTORY

INVESTMENT MANAGER,  ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management
Incorporated 605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE


EQUITY ASSETS
Neuberger&Berman Focus Assets
Neuberger&Berman Guardian Assets
Neuberger&Berman Manhattan Assets
Neuberger&Berman Partners Assets




Neuberger&Berman,  Neuberger&Berman  Management Inc., and the above-named  Funds
are  registered  trademarks  or  service  marks  of  Neuberger&Berman,   LLC  or
Neuberger&Berman   Management   Inc.
   -C-  1998   Neuberger&Berman   Management Incorporated.










NEUBERGER&BERMAN MANAGEMENT INC.-Registered Trademark-

                      605 THIRD AVENUE 2ND FLOOR
                      NEW YORK, NY 10158-0180
                      SHAREHOLDER SERVICES
                      800.877.9700
                      www.nbfunds.com

                      This wrapper is not part of the Prospectus.

                      [LOGO] PRINTED ON RECYCLED PAPER           NBEP00030398

               NEUBERGER & BERMAN MILLENNIUM ASSETS AND PORTFOLIO

                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED October 19, 1998

                              No-Load Mutual Fund
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700




            Neuberger & Berman MILLENNIUM Assets ("Fund"), a series of Neuberger & Berman Equity Assets ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated October 19, 1998. The Fund invests all of its net investable assets in Neuberger & Berman MILLENNIUM Portfolio ("Portfolio").

            AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus. No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Additional Investment Information......................................3


PERFORMANCE INFORMATION.....................................................15
      Total Return Computations.............................................15
      Comparative Information...............................................15
      Other Performance Information.........................................16


CERTAIN RISK CONSIDERATIONS.................................................17


TRUSTEES AND OFFICERS.......................................................17


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................22
      Investment Manager and Administrator..................................22
      Sub-Adviser...........................................................23
      Investment Companies Managed..........................................24
      Management and Control of N&B Management..............................26


DISTRIBUTION ARRANGEMENTS...................................................27


ADDITIONAL TAX INFORMATION..................................................31
      Taxation of the Fund..................................................31
      Taxation of the Portfolio.............................................31
      Taxation of the Fund's Shareholders...................................34


PORTFOLIO TRANSACTIONS......................................................34
      Portfolio Turnover....................................................36


REPORTS TO SHAREHOLDERS.....................................................36


CUSTODIAN AND TRANSFER AGENT................................................37

INDEPENDENT AUDITORS........................................................37


LEGAL COUNSEL...............................................................37


REGISTRATION STATEMENT......................................................37


Appendix A..................................................................43
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.......................43

                             INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of:

(1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented; or

(2) a majority of the outstanding shares of the Fund or Portfolio.

These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

            4. FOREIGN SECURITIES. The Portfolio may not invest more than 20% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").


            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week.

            POLICIES AND LIMITATIONS.  Repurchase  agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. The Portfolio may lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            POLICIES AND LIMITATIONS. The Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            POLICIES  AND  LIMITATIONS.To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

            FOREIGN SECURITIES. The Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 20% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency. Investments in securities of foreign issuers are subject to the Portfolio's quality standards. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

          FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
                 CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

            FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.

            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of their open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

            Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the Portfolio's NAV.


            POLICIES AND LIMITATIONS. The Portfolio may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Portfolio does not engage in transactions in futures and options on futures for speculation.


            CALL OPTIONS ON  SECURITIES.  The  Portfolio  may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.


            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.


            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of securities it intends to purchase.

            POLICIES AND LIMITATIONS. The Portfolio may write covered call options and may purchase call options in related closing transactions. The Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do. The Portfolio would purchase a call option to offset a previously written call option. The Portfolio also may purchase a call option to protect against an increase in the price of securities it intends to purchase.


            PUT OPTIONS ON SECURITIES. The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.
            When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio might purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

            POLICIES AND LIMITATIONS. The Portfolio generally writes and purchases put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs).

            GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

            Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

            POLICIES AND LIMITATIONS. The Portfolio may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually  less than one year  from the date of the  contract)  at a fixed  price
("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

            The Portfolio  enters into forward  contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.

            POLICIES AND LIMITATIONS. The  Portfolio  may   enter  into  forward
contracts for the purpose of hedging and not for speculation.

            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

            POLICIES AND LIMITATIONS. The Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

            REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

            POLICIES AND LIMITATIONS. The Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

            GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell the Portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell the Portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Portfolio's use of Financial Instruments will be successful.

            The Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a RIC. See "Additional

Tax Information." Hedging instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

            POLICIES AND LIMITATIONS. N&B Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Financial Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market.

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in investment grade corporate bonds and debentures. "Investment grade" debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category
(Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise. Foreign fixed income securities are subject to risks similar to those of other foreign securities.

            Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities.

            POLICIES AND LIMITATIONS. The Portfolio normally may invest up to 35% of its total assets in debt securities.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            POLICIES  AND   LIMITATIONS.   The  Portfolio  may  invest  only  in
commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

            ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

            The discount on zero coupon securities ("original issue discount") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

            CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            POLICIES AND LIMITATIONS. The Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade. Convertible securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost. As of the date of this SAI, the Fund was new and had no performance history.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

            N&B Management may from time to time reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such as the S&P  "500"
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average
      ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $39 million to $2.7 billion, with an average of $616 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

            Information   regarding  the  effects  of  automatic  investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.



                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman").


Name, Age, and                  Positions Held
 ADDRESS(1)                     WITH THE TRUSTS       PRINCIPAL OCCUPATION(S)(2)
--------------                  ---------------       -------------------------

Faith Colish (63)            Trustee of each Trust Attorney at Law, Faith
63 Wall Street                                     Colish, A Professional
24th Floor                                         Corporation.
New York, NY  10005

Stanley Egener* (64)         Chairman of the       Principal of Neuberger &
                             Board, Chief          Berman; President and
                             Executive Officer,    Director of N&B Management;
                             and Trustee of each   Chairman of the Board, Chief
                             Trust                 Executive Officer and Trustee
                                                   of nine other mutual funds
                                                   for which  N&B  Management
                                                   acts as investment manager
                                                   or administrator.

Howard A.  Mileaf  (61)      Trustee of each       Vice  President  and  Special
WHX Corporation              Trust                 Counsel to WHX Corporation
110 East 59th Street                               (holding company) since 1992;
30th Floor                                         of Kevlin Corporation
                                                   (manufacturer of microwave
                                                   and other products).

Edward I. O'Brien* (70)      Trustee of each       Until 1993, President of the
12 Woods Lane                Trust                 Securities   Industry
Scarsdale, NY 10583                                Association   ("SIA")

Name, Age, and                Positions Held
 ADDRESS(1)                   WITH THE TRUSTS        PRINCIPAL OCCUPATION(S)(2)
--------------                ---------------        --------------------------
                                                   (securities        industry's
                                                   representative  in government
                                                   relations   and    regulatory
                                                   matters  at the  federal  and
                                                   state levels); until November
                                                   1993,  employee  of the  SIA;
                                                   Director of Legg Mason,  Inc.

John T. Patterson, Jr. (70)  Trust of each         Retired. Formerly,  President
7082  Siena  Court           Trust                 of SOBRO (South Bronx Overall
Boca Raton,   FL  33433                            Economic Development
                                                   Corporation).

John P. Rosenthal (65)       Trustee of each       Senior   Vice   President  of
Burnham Securities, Inc.     Trust                 Burham Securities  Inc.  (a
Burnham Asset Management                           registered     broker-dealer)
Corp.                                              since 1991; Director,  Cancer
1325 Avenue of the Americas                        Treatment Holdings,  Inc.
17th Floor
New York,  NY 10019

Cornelius T. Ryan (67)        Trustee of each Trust General Partner of Oxford
Oxford Bioscience                                   Partners and Oxford
Partners                                            Bioscience Partners (venture
315 Post Road West                                  capital partnerships) and
Westport, CT  06880                                 President of Oxford Venture
                                                    Corporation;  Director  of
                                                    Capital  Cash   Management
                                                    Trust (money  market fund)
                                                    and Prime Cash Fund.

Gustave H. Shubert (69)       Trustee of each Trust Senior Fellow/Corporate
13838 Sunset Boulevard                              Advisor and Advisory Trustee
Pacific Palisades, CA 90272                         of Rand (a non-profit public
                                                    interest          research
                                                    institution)  since  1989;
                                                    Honorary   Member  of  the
                                                    Board of  Overseers of the
                                                    Institute     for    Civil
                                                    Justice,     the    Policy
                                                    Advisory  Committee of the
                                                    Clinical  Scholars Program
                                                    at   the   University   of
                                                    California,  the  American
                                                    Association     for    the
                                                    Advancement   of  Science,
                                                    the   Counsel  on  Foreign
                                                    Relations,     and     the
                                                    Institute   for  Strategic
                                                    Studies (London);  advisor
                                                    to the Program  Evaluation
                                                    and  Methodology  Division
                                                    of   the   U.S.    General
                                                    Accounting         Office;
                                                    formerly    Senior    Vice
                                                    President  and  Trustee of
                                                    Rand.

Lawrence Zicklin* (62)        President and         Principal of Neuberger &

Name, Age, and                Positions Held
 ADDRESS(1)                   WITH THE TRUSTS        PRINCIPAL OCCUPATION(S)(2)
--------------                ---------------        --------------------------
                              Trustee of each Trust Berman; Director of N&B
                                                    Management;      President
                                                    and/or   Trustee   of  six
                                                    other   mutual  funds  for
                                                    which N&B Management  acts
                                                    as  investment  manager or
                                                    administrator.

Daniel J. Sullivan (58)       Vice President of     Senior Vice President of N&B
                              each Trust            Management since 1992; Vice
                                                    President  of  nine  other
                                                    mutual funds for which N&B
                                                    Management     acts     as
                                                    investment    manager   or
                                                    administrator.

Michael J. Weiner (51)        Vice President and    Senior Vice President of N&B
                              Principal Financial   Management since 1992;
                              Officer of each Trust Treasurer of N&B Management
                                                    from  1992 to  1996;  Vice
                                                    President   and  Principal
                                                    Financial  Officer of nine
                                                    other   mutual  funds  for
                                                    which N&B Management  acts
                                                    as  investment  manager or
                                                    administrator.

Claudia A. Brandon (42)       Secretary of each     Vice President of N&B
                              Trust                 Management;   Secretary   of
                                                    nine other mutual funds for
                                                    which N&B Management  acts
                                                    as  investment  manager or
                                                    administrator.

Richard Russell (51)          Treasurer and         Vice President of N&B
                              Principal Accounting  Management since 1993; prior
                              Officer of each Trust thereto, Assistant Vice
                                                    President      of      N&B
                                                    Management;  Treasurer and
                                                    Principal       Accounting
                                                    Officer   of  nine   other
                                                    mutual funds for which N&B
                                                    Management     acts     as
                                                    investment    manager   or
                                                    administrator.

Stacy Cooper-Shugrue (35)     Assistant Secretary   Assistant Vice President of
                              of each Trust         N&B Management since 1993;
                                                    prior thereto, employee of
                                                    N&B Management;  Assistant
                                                    Secretary  of  nine  other
                                                    mutual funds for which N&B
                                                    Management     acts     as
                                                    investment    manager   or
                                                    administrator.

C. Carl Randolph (61)         Assistant Secretary   Principal of Neuberger &
                              of each Trust         Berman since 1992; Assistant
                                                    Secretary  of  nine  other
                                                    mutual funds for which N&B
                                                    Management     acts     as
                                                    investment    manager   or
                                                    administrator.

Name, Age, and                Positions Held
 ADDRESS(1)                   WITH THE TRUSTS        PRINCIPAL OCCUPATION(S)(2)
--------------                ---------------        --------------------------
Barbara DiGiorgio (39)        Assistant             Assistant Vice President of
                              Treasurer of each     N&B Management since 1993;
                              Trust                 prior thereto, employee of
                                                    N&B Management;  Assistant
                                                    Treasurer  since  1996  of
                                                    nine  other  mutual  funds
                                                    for which  N&B  Management
                                                    acts as investment manager
                                                    or administrator.

Celeste Wischerth (37)        Assistant             Assistant Vice President of
                              Treasurer of each     N&B Management since 1994;
                              Trust                 prior thereto, employee of
                                                    N&B Management;  Assistant
                                                    Treasurer  since  1996  of
                                                    nine  other  mutual  funds
                                                    for which  N&B  Management
                                                    acts as investment manager
                                                    or administrator.



--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/98
                          -----------------------------

                                          Aggregate        Total Compensation
                                        Compensation         from Investment
Name and Position                         from the          Companies in the
WITH THE TRUST                              TRUST          Neuberger & Berman
--------------                              -----         Fund Complex Paid to
                                                                TRUSTEES
                                                                --------

Faith Colish                               $ 94.63               $ 84,500.00
Trustee                                                      (5 other investment
                                                                    companies)
Stanley Egener                               $ 0                     $ 0
Chairman of the Board,                                       (9 other investment
Chief Executive                                                  companies)
Officer, and Trustee
Howard A. Mileaf                           $ 95.02               $ 52,000.00
Trustee                                                      (4 other investment
                                                                    companies)
Edward I. O'Brien                         $ 100.05               $ 51,750.00
Trustee                                                      (3 other investment
                                                                    companies)
John T. Patterson, Jr.                    $ 100.44              $ 55,750..00
Trustee                                                      (4 other investment
                                                                    companies)
John P. Rosenthal                          $ 90.62               $ 47,750.00
Trustee                                                      (4 other investment
                                                                    companies)
Cornelius T. Ryan                          $ 95.41               $ 48,750.00
Trustee                                                      (3 other investment
                                                                    companies)
Gustave H. Shubert                         $ 95.02               $ 48,250.00
Trustee                                                      (3 other investment
                                                                    companies)
Lawrence Zicklin                             $ 0                     $ 0
President and Trustee                                        (5 other investment
                                                                    companies)

            At October 1, 1998, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

                 INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on October 19, 1998.

            The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.

            N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

            N&B Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on July 29, 1998, and became subject to it on October 19, 1998. For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services they provide in connection with investments in the Fund.

            Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution-related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. N&B Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, N&B Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.

            N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses (as defined in the Prospectus) which exceed 2.00% of the Fund's average daily net assets. The Fund has in turn agreed to repay N&B Management through December 31, 2000, for the excess Total Operating Expenses that N&B Management reimbursed to the Fund through December 31, 1999, so long as the Fund's Total Operating Expenses during that period do not exceed the above expense limitation. This undertaking can be terminated by N&B Management by giving the Fund at least 60 days' prior written notice.

            The Management Agreement continues with respect to the Portfolio until August 2, 2000. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio
Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund until August 2, 2000. The Administration Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on October 19, 1998.

            The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.

            The Sub-Advisory Agreement continues with respect to the Portfolio until August 2, 2000 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of September 30, 1998 the investment companies managed by N&B Management had aggregate net assets of approximately $18 billion. N&B Management currently serves as investment manager of the following investment companies:

                 NAME                                  Approximate Net Assets at
                                                          SEPTEMBER 30, 1998

Neuberger & Berman Cash Reserves Portfolio                   $  961,277,114.73
      (investment portfolio for
      Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money                          $  356,413,872.98
Portfolio
      (investment portfolio for
      Neuberger & Berman Government Money Fund)
      Money Fund)

Neuberger & Berman High Yield Bond                            $  22,692,273.25
Portfolio
      (investment portfolio for
      Neuberger & Berman High Yield
      Bond Fund)

Neuberger & Berman Limited Maturity                          $  357,429,916.55
Bond Portfolio
      (investment portfolio for
      Neuberger & Berman Limited
      Maturity Bond Fund and Neuberger
      & Berman Limited Maturity Bond
      Trust)

Neuberger & Berman Municipal Money                           $  215,897,411.23
Portfolio
      (investment portfolio for
      Neuberger & Berman Municipal
      Money Fund)

Neuberger & Berman Municipal                                 $   38,147,016.95
Securities Portfolio

                 NAME                                  Approximate Net Assets at
                                                          SEPTEMBER 30, 1998

      (investment portfolio for
      Neuberger & Berman Municipal
      Securities Trust)

Neuberger & Berman Focus Portfolio                        $   1,296,356,136.15
(investment portfolio for Neuberger &
Berman Focus Fund, Neuberger & Berman
Focus Trust, and Neuberger & Berman
Focus Assets)

Neuberger & Berman Genesis Portfolio                      $   1,931,169,592.69
      (investment portfolio for
      Neuberger & Berman Genesis Fund,
      Neuberger & Berman Genesis Trust
      and Neuberger & Berman Genesis
      Assets)

Neuberger & Berman Guardian Portfolio                     $   5,672,663,013.15
      (investment portfolio for
      Neuberger & Berman Guardian
      Fund, Neuberger & Berman
      Guardian Trust and Neuberger &
      Berman Guardian Assets)

Neuberger & Berman International                             $  114,793,905.79
Portfolio
      (investment portfolio for
      Neuberger & Berman International
      Fund and Neuberger & Berman
      International Trust)

Neuberger & Berman Manhattan Portfolio                       $  555,345,009.17
      (investment portfolio for
      Neuberger & Berman Manhattan
      Fund, Neuberger & Berman
      Manhattan Trust and Neuberger &
      Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio                     $   3,712,575,595.41
      (investment portfolio for
      Neuberger & Berman Partners
      Fund,
      Neuberger & Berman Partners
      Trust and Neuberger & Berman
      Partners Assets)

Neuberger & Berman Socially Responsive                      $   300,343,680.73
Portfolio
      (investment portfolio for
      Neuberger & Berman Socially

                 NAME                                  Approximate Net Assets at
                                                          SEPTEMBER 30, 1998

      Responsive Fund, Neuberger &
      Berman Socially Responsive Trust
      and Neuberger & Berman NYCDC
      Socially Responsive Trust)

Advisers Managers Trust                                   $   2,504,652,561.08
      (seven series)

            The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

            There may be  occasions  when the  Portfolio  and one or more of the
Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

            The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President;

Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Michael F. Malouf, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; S. Basu Mullick, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Allan R. White, III, Vice President; Thomas G. Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.

            Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan and Weiner and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

            All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                            DISTRIBUTION ARRANGEMENTS


            N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution and Services Agreement dated February 12, 1996, as amended August 2, 1996 ("Distribution Agreement"). The Distribution Agreement was approved by the Fund Trustees, including a majority of the Independent Trustees and a majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") ("Rule 12b-1 Trustees"), on October 25, 1995. The Distribution Agreement continues until August 2, 1999. The

Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees and a majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

RULE 12B-1 PLAN

            The Fund Trustees adopted the Plan on October 25, 1995, as amended on January 31, 1996 and August 2, 1996. Neuberger & Berman MILLENNIUM Assets was authorized to become subject to the Plan by vote of the Fund Trustees on July 29, 1998 and became subject to it on October 19, 1998. The Plan provides that the Fund will compensate N&B Management for administrative and other services provided to the Fund, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Fund. Under the Plan, N&B Management receives from the Fund a fee at the annual rate of 0.25% of the Fund's average daily net assets. N&B Management may pay up to the full amount of this fee to Institutions that distribute or make available Fund shares and/or provide services to the Fund and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund.

            The Plan provides that a written report identifying the amounts expended by the Fund and the purposes for which such expenditures were made must be provided to the Trustees for their review at least quarterly.

            Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees noted that the purpose of the master/feeder fund structure is to permit access to a variety of markets. To the extent the Plan allows the Fund to penetrate markets to which it would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Fund to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

            The Plan continues until August 2, 1999. The Plan is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

                        ADDITIONAL EXCHANGE INFORMATION

            As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of the Fund for shares of one or more of the other Neuberger & Berman Funds that are briefly described below, if made available through that Institution.

EQUITY FUNDS

   Neuberger & Berman Focus    Invests principally  in  common  stocks  selected
   Assets                      from 13 multi-industry sectors of the economy.
                               To  maximize   potential  return,  the  Portfolio
                               normally makes at least 90% of its investments in not more than six sectors of the economy believed by the portfolio managers to be undervalued.

   Neuberger & Berman          Invests primarily in stocks of companies with
   Guardian Assets             small market capitalizations (up to 1.5 billion
                               at  the  time  of  the  Portfolio's  investment).
                               Portfolio  managers  seek  to buy the  stocks  of
                               strong   companies   with  a  history   of  solid
                               performance and a proven management team, which are selling at attractive prices.

   Neuberger & Berman          Invests in securities believed to have the
   Manhattan Assets            maximum potential for long-term capital
                               appreciation.  Portfolio  managers seek stocks of
                               companies   that   are   projected   to  grow  at
                               above-average   rates  and  that  appear  to  the
                               managers poised for a period of accelerated earnings.

   Neuberger &                 Seeks capital growth through an approach that is
   Berman                      intended to increase capital with reasonable
   Partners Assets             risk.  Portfolio managers look at fundamentals,
                               focusing particularly on cash flow, return on capital, and asset values.

            Any Neuberger & Berman Fund described herein may terminate or modify its exchange privilege in the future.

            Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.


                       ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund expects to distribute to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

            Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to the Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

            Certain funds that invest in portfolios managed by N&B Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in the portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            Certain portfolios managed by N&B Management have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the portfolio is not subject to federal income tax; instead, each investor in the portfolio (such as its corresponding fund) is required to take into account in determining its federal income tax liability its share of the portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the portfolio. The portfolios also are not subject to Delaware or New York income or franchise tax. Although these rulings may not be relied on as precedent by the Portfolio and the Fund, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio and the Fund as well.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the

Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder (effective for the taxable year beginning September 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

            Effective for taxable years beginning after 1997, a holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Proposed regulations would provide a similar election with respect to the stock of certain PFICs.

            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

            Exchange-traded futures contracts, certain forward contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, proposed technical corrections legislation would clarify that the 20% rate applies.

            The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUND'S SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

            Neuberger & Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities and in connection with the writing of covered call options on its securities.

            Portfolio securities may, from time to time, be loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the

Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss. The Portfolio has no current intention of loaning securities to Neuberger & Berman.

            The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.

            The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The  Portfolio  expects  that  it  will  execute  a  portion  of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            Jennifer K. Silver and Michael F. Malouf are primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.

PORTFOLIO TURNOVER

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York,
NY 10158-0180. In addition, State Street serves as transfer agent for the Portfolio.

                              INDEPENDENT AUDITORS

            The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                  LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                     Appendix A


                  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            MOODY'S CORPORATE BOND RATINGS:

            AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            BAA - Bonds which are rated BAA are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            BA - Bonds rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            CAA - Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            CA - Bonds rated CA represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

            -  Leading market positions in well-established industries.

            -  High rates of return on funds employed.
            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                        NEUBERGER & BERMAN EQUITY ASSETS
                  POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A


                                     PART C


                                OTHER INFORMATION



ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements:  None.


(b)   Exhibits:


      Exhibit
      NUMBER      DESCRIPTION


             (1)  (a)   Certificate of Trust.  Incorporated by Reference to
                        Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement, File Nos. 33-82568 and
                        811-8106, EDGAR Accession No. 0000898432-95-000393.


                  (b) Trust Instrument of Neuberger & Berman Equity Assets. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.


                  (c) Schedule A - Current Series of Neuberger & Berman Equity Assets. Filed Herewith.


             (2)        By-Laws of Neuberger & Berman Equity Assets.
                        Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.


             (3)        Voting Trust Agreement.  None.


             (4)  (a)   Trust  Instrument  of  Neuberger  &  Berman  Equity
                        Assets,   Articles  IV,  V,  and  VI.   Incorporated  by
                        Reference   to   Post-Effective   Amendment   No.  1  to
                        Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.


                  (b) By-Laws of Neuberger & Berman Equity Assets, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-95-000393.


             (5)  (a)   (i)   Management Agreement Between Equity Managers
                              Trust and Neuberger & Berman Management
                              Incorporated.  Incorporated by Reference to
                              Post-Effective Amendment No. 70 to Registration
                              Statement of Neuberger & Berman Equity Funds,
                              File Nos. 2-11357 and 811-582, EDGAR Accession
                              No. 0000898432-95-000314.


                        (ii) Schedule A - Series of Neuberger & Berman Equity Managers Trust Currently Subject to the Management Agreement. Filed Herewith.

                        (iii) Schedule B - Schedule of Compensation Under the
                              Management Agreement.  Filed Herewith.


                  (b)   (i)   Sub-Advisory Agreement Between Neuberger &
                              Berman Management Incorporated and Neuberger &
                              Berman with Respect to Equity Managers Trust.
                              Incorporated by Reference to Post-Effective
                              Amendment No. 70 to Registration Statement of
                              Neuberger & Berman Equity Funds, File Nos.
                              2-11357 and 811-582, EDGAR Accession No.
                              0000898432-95-000314.


                        (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Filed Herewith.


                        (iii) Substitution  Agreement  Among  Neuberger & Berman
                              Management Incorporated, Equity Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Incorporated by Reference to Amendment No. 7 to Registration Statement of Equity Managers Trust, File No. 811-7910, Edgar Accession No. 0000898432-96-000557.


             (6)  (a)   (i)   Distribution Agreement Between Neuberger &
                              Berman Equity Assets and Neuberger & Berman
                              Management Incorporated with Respect to
                              Neuberger & Berman Socially Responsive Trust.
                              Incorporated by Reference to  Post-Effective
                              Amendment No. 9 to  Registrant's Registration
                              Statement, File Nos. 33-82568 and 811-08106,
                              Edgar Accession No. 0000898432-97-000518.


                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Distribution Agreement. Filed Herewith.


                  (b)   (i)   Distribution and Services Agreement Between
                              Neuberger & Berman Equity Assets and Neuberger
                              & Berman Management Incorporated with Respect to Other Series. Incorporated by Reference to
                              Post-Effective Amendment No. 9 to  Registrant's
                              Registration Statement, File Nos. 33-82568 and
                              811-08106, Edgar Accession No.
                              0000898432-97-000518.


                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Distribution and Services Agreement. Filed Herewith.


             (7)        Bonus, Profit Sharing or Pension Plans.  None.


             (8)  (a)   Custodian Contract Between Neuberger & Berman Equity
                        Assets  and  State   Street  Bank  and  Trust   Company.
                        Incorporated  by Reference to  Post-Effective  Amendment
                        No. 3 to Registrant's  Registration Statement, File Nos.
                        33-82568   and    811-8106,    Edgar    Accession    No.
                        0000898432-96-000048.


                  (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-96-000558.

                  (c) Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets and Neuberger & Berman Partners Assets as Portfolios Governed by the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-97-000221.


                  (d) Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Genesis Assets as a Portfolio Governed by the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, File Nos. 33-82568 and 811-08106, Edgar Accession No.
                        0000898432-97-000518.


             (9)  (a)   (i)   Transfer Agency Agreement Between Neuberger &
                              Berman Equity Assets and State Street Bank and
                              Trust Company. Incorporated by Reference to
                              Post-Effective Amendment No. 3 to Registrant's
                              Registration Statement, File Nos. 33-82568 and
                              811-8106, Edgar Accession
                              No. 0000898432-96-000048.


                        (ii)  First Amendment to the Transfer Agency
                              Agreement Between Neuberger & Berman Equity
                              Assets and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, File Nos. 33-82568 and 811-08106,
                              Edgar Accession No. 0000898432-97-000518.


                        (iii) Schedule of Compensation under the Transfer Agency
                              Agreement. Incorporated by Reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and
                              811-8106,        Edgar        Accession        No.
                              0000898432-96-000558.


                        (iv) Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Focus Assets, Neuberger & Berman Guardian Assets, Neuberger & Berman Manhattan Assets and Neuberger & Berman Partners Assets as Portfolios Governed by the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, EDGAR Accession No. 0000898432-97-000221.


                        (v) Agreement Between Neuberger & Berman Equity Assets and State Street Bank and Trust Company Adding Neuberger & Berman Genesis Assets as a Portfolio Governed by the Transfer Agency Agreement. Incorporated by Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, File Nos. 33-82568 and 811-08106, Edgar Accession No. 0000898432-97-000518.


                  (b)   (i)   Administration Agreement Between Neuberger &
                              Berman Equity Assets and Neuberger & Berman
                              Management Incorporated. Incorporated by
                              Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, File
                              Nos. 33-82568 and 811-08106, Edgar Accession
                              No. 0000898432-97-000518.

                        (ii) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to the Administration Agreement. Filed Herewith.


                        (iii) Schedule B - Schedule of Compensation Under the
                              Administration Agreement. Incorporated by
                              Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No. 0000898432-97-000518.


             (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Filed Herewith.


             (11)       Consent of Independent Auditors. None.


             (12)       Financial Statements Omitted from Prospectus.  None.


             (13)       Letter of Investment Intent.  None.


             (14)       Prototype Retirement Plan.  None.


             (15) (a)   Plan Pursuant to Rule 12b-1.
                        Incorporated by Reference to  Post-Effective
                        Amendment No. 9 to Registrant's Registration Statement, File Nos. 33-82568 and 811-08106, Edgar Accession No. 0000898432-97-000518.

                  (b) Schedule A - Series of Neuberger & Berman Equity Assets Currently Subject to Plan Pursuant to Rule 12b-1. Filed Herewith.

             (16)       Schedule of Computation of Performance Quotations.
                        None.

             (17)       Financial Data Schedule.  None.

             (18)       Plan Pursuant to Rule 18f-3.  None.


ITEM 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


             No person is controlled by or under common control with the Registrant.


ITEM 26.     NUMBER OF HOLDERS OF SECURITIES.


             The following information is given as of August 31, 1998:


                                                      Number of
             TITLE OF CLASS                           RECORD HOLDERS
             --------------                           --------------

             Shares of beneficial
             interest, $0.001 par value, of:

             Neuberger & Berman Focus Assets                       9
             Neuberger & Berman Genesis Assets                    83
             Neuberger & Berman Guardian Assets                   10
             Neuberger & Berman Manhattan Assets                   7
             Neuberger & Berman Partners Assets                   13
             Neuberger & Berman Millennium Assets                  0
             Neuberger & Berman Socially Responsive Trust         34

ITEM 27.     INDEMNIFICATION.


             A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.


             Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.


             Section 9 of the Management Agreement between Equity Managers Trust ("Managers Trust") and Neuberger & Berman Management Inc. ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of Managers Trust at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or any series thereof or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.


             Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any series of Managers Trust or its interest holders in connection with the matters to which the Agreement relates.


             Section 8 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of each Series for performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders of the Registrant, its Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future shall be personally liable therefor.

             Section 9 of the Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 10 of the Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from: (i) N&B Management's failure to comply with the terms of the Agreement with respect to such Series; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement with respect to such Series; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.


             Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.


             Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 28.     BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

Claudia A. Brandon                Secretary, Neuberger & Berman Advisers
Vice President, N&B               Management Trust; Secretary, Advisers
Management                        Managers Trust; Secretary, Neuberger & Berman
                                  Income Funds; Secretary,  Neuberger & Berman
                                  Income Trust; Secretary,  Neuberger & Berman
                                  Equity Funds; Secretary,  Neuberger & Berman
                                  Equity  Trust;  Secretary,  Income  Managers
                                  Trust;  Secretary,  Equity  Managers  Trust;
                                  Secretary, Global Managers Trust; Secretary,
                                  Neuberger & Berman Equity Assets; Secretary,
                                  Neuberger & Berman Equity Series.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

Valerie Chang
Vice President, N&B               Senior Securities Analyst, TIAA/CREF.1
Management

Brooke A. Cobb
Vice President, N&B               Chief Investment Officer, Bainco
Management                        International Investors.1  Senior Vice
                                  President and Senior Portfolio Manager,
                                  Putnam Investments.

Stacy Cooper-Shugrue              Assistant Secretary, Neuberger & Berman
Assistant Vice President,         Advisers Management Trust; Assistant
N&B Management                    Secretary, Advisers Managers Trust; Assistant
                                  Secretary,  Neuberger & Berman Income Funds;
                                  Assistant  Secretary,   Neuberger  &  Berman
                                  Income Trust; Assistant Secretary, Neuberger
                                  & Berman Equity Funds;  Assistant Secretary,
                                  Neuberger & Berman Equity  Trust;  Assistant
                                  Secretary,  Income Managers Trust; Assistant
                                  Secretary,  Equity Managers Trust; Assistant
                                  Secretary,  Global Managers Trust; Assistant
                                  Secretary, Neuberger & Berman Equity Assets;
                                  Assistant  Secretary,   Neuberger  &  Berman
                                  Equity Series.

Robert W. D'Alelio                Senior Portfolio Manager, Putnam Investments.2
Vice President, N&B
Management

Barbara DiGiorgio,                Assistant Treasurer, Neuberger & Berman
Assistant Vice President,         Advisers Management Trust; Assistant
N&B Management                    Treasurer, Advisers Managers Trust; Assistant
                                  Treasurer,  Neuberger & Berman Income Funds;
                                  Assistant  Treasurer,   Neuberger  &  Berman
                                  Income Trust; Assistant Treasurer, Neuberger
                                  & Berman Equity Funds;  Assistant Treasurer,
                                  Neuberger & Berman Equity  Trust;  Assistant
                                  Treasurer,  Income Managers Trust; Assistant
                                  Treasurer,  Equity Managers Trust; Assistant
                                  Treasurer,  Global Managers Trust; Assistant
                                  Treasurer, Neuberger & Berman Equity Assets;
                                  Assistant  Treasurer,   Neuberger  &  Berman
                                  Equity Series.

Stanley Egener                    Chairman of the Board and Trustee,
President and Director,           Neuberger & Berman Advisers Management Trust;
N&B Management; Principal,        Chairman of the Board and Trustee, Advisers
Neuberger & Berman                Managers Trust; Chairman of the Board and
                                  Trustee,  Neuberger & Berman  Income  Funds;
                                  Chairman of the Board and Trustee, Neuberger
                                  & Berman Income Trust; Chairman of the Board
                                  and  Trustee,   Neuberger  &  Berman  Equity
                                  Funds;  Chairman  of the Board and  Trustee,
                                  Neuberger & Berman Equity Trust; Chairman of
                                  the  Board  and  Trustee,   Income  Managers
                                  Trust;  Chairman  of the Board and  Trustee,
                                  Equity Managers Trust; Chairman of the Board
                                  and Trustee, Global Managers Trust; Chairman
                                  of the Board and Trustee, Neuberger & Berman
                                  Equity  Assets;  Chairman  of the  Board and
                                  Trustee, Neuberger & Berman Equity Series.
_________________
1 Until 1997.
2 Until 1996.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

Theodore P. Giuliano              President and Trustee, Neuberger & Berman
Vice President and                Income Funds; President and Trustee,
Director, N&B Management;         Neuberger & Berman Income Trust; President
Principal, Neuberger & Berman     and Trustee, Income Managers Trust.

C. Carl Randolph                  Assistant Secretary, Neuberger & Berman
Principal, Neuberger & Berman     Advisers Management Trust; Assistant
                                  Secretary,    Advisers    Managers    Trust;
                                  Assistant  Secretary,   Neuberger  &  Berman
                                  Income Funds; Assistant Secretary, Neuberger
                                  & Berman Income Trust;  Assistant Secretary,
                                  Neuberger & Berman Equity  Funds;  Assistant
                                  Secretary,  Neuberger & Berman Equity Trust;
                                  Assistant Secretary,  Income Managers Trust;
                                  Assistant Secretary,  Equity Managers Trust;
                                  Assistant Secretary,  Global Managers Trust;
                                  Assistant  Secretary,   Neuberger  &  Berman
                                  Equity    Assets;    Assistant    Secretary,
                                  Neuberger & Berman Equity Series.

Richard Russell                   Treasurer, Neuberger & Berman Advisers
Vice President,                   Management Trust; Treasurer, Advisers
N&B Management                    Managers Trust; Treasurer, Neuberger & Berman
                                  Income Funds; Treasurer,  Neuberger & Berman
                                  Income Trust; Treasurer,  Neuberger & Berman
                                  Equity Funds; Treasurer,  Neuberger & Berman
                                  Equity  Trust;  Treasurer,  Income  Managers
                                  Trust;  Treasurer,  Equity  Managers  Trust;
                                  Treasurer, Global Managers Trust; Treasurer,
                                  Neuberger & Berman Equity Assets; Treasurer,
                                  Neuberger & Berman Equity Series.

Ingrid Saukaitis                  Project Director, Council on Economic
Assistant Vice President,         Priorities.3
N&B Management

Jennifer K. Silver                Portfolio Manager and Director, Putnam
Vice President, N&B               Investments.4
Management; Principal,
Neuberger & Berman

Daniel J. Sullivan                Vice President, Neuberger & Berman Advisers
Senior Vice President,            Management Trust; Vice President, Advisers
N&B Management                    Managers Trust; Vice President, Neuberger &
                                  Berman   Income   Funds;   Vice   President,
                                  Neuberger  &  Berman  Income   Trust;   Vice
                                  President,  Neuberger & Berman Equity Funds;
                                  Vice  President,  Neuberger & Berman  Equity
                                  Trust;   Vice  President,   Income  Managers
                                  Trust;   Vice  President,   Equity  Managers
                                  Trust;   Vice  President,   Global  Managers
                                  Trust;  Vice  President,  Neuberger & Berman
                                  Equity Assets;  Vice President,  Neuberger &
                                  Berman Equity Series.

Michael J. Weiner                 Vice President, Neuberger & Berman Advisers
Senior Vice President,            Management Trust; Vice President, Advisers
N&B Management                    Managers Trust; Vice President, Neuberger &
                                  Berman   Income   Funds;   Vice   President,
                                  Neuberger  &  Berman  Income   Trust;   Vice


_____________
3 Until 1997.
4 Until 1997.

NAME                              BUSINESS AND OTHER CONNECTIONS
----                              ------------------------------

                                  President,  Neuberger & Berman Equity Funds;
                                  Vice  President,  Neuberger & Berman  Equity
                                  Trust;   Vice  President,   Income  Managers
                                  Trust;   Vice  President,   Equity  Managers
                                  Trust;   Vice  President,   Global  Managers
                                  Trust;  Vice  President,  Neuberger & Berman
                                  Equity Assets;  Vice President,  Neuberger &
                                  Berman Equity Series.
Celeste Wischerth,                Assistant Treasurer, Neuberger & Berman
Assistant Vice President,         Advisers Management Trust; Assistant
N&B Management                    Treasurer, Advisers Managers Trust; Assistant
                                  Treasurer,  Neuberger & Berman Income Funds;
                                  Assistant  Treasurer,   Neuberger  &  Berman
                                  Income Trust; Assistant Treasurer, Neuberger
                                  & Berman Equity Funds;  Assistant Treasurer,
                                  Neuberger & Berman Equity  Trust;  Assistant
                                  Treasurer,  Income Managers Trust; Assistant
                                  Treasurer,  Equity Managers Trust; Assistant
                                  Treasurer,  Global Managers Trust; Assistant
                                  Treasurer, Neuberger & Berman Equity Assets;
                                  Assistant  Treasurer,   Neuberger  &  Bernam
                                  Equity Series.
Lawrence Zicklin                  President and Trustee, Neuberger & Berman
Director, N&B Management;         Advisers Management Trust; President and
Principal, Neuberger & Berman     Trustee, Advisers Managers Trust; President
                                  and  Trustee,   Neuberger  &  Berman  Equity
                                  Funds;  President  and Trustee,  Neuberger &
                                  Berman Equity Trust;  President and Trustee,
                                  Equity  Managers  Trust;  President,  Global
                                  Managers   Trust;   President  and  Trustee,
                                  Neuberger & Berman Equity Assets; President,
                                  Neuberger & Berman Equity Series.

      The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 29.    PRINCIPAL UNDERWRITERS.

            (a)  N&B   Management,   the  principal   underwriter   distributing
securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger  & Berman  Advisers  Management  Trust
            Neuberger & Berman Equity  Funds
            Neuberger & Berman  Equity  Trust
            Neuberger & Berman Equity  Series
            Neuberger & Berman  Income Funds
            Neuberger & Berman Income Trust

            N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------
Ramesh Babu                Assistant Vice President     None
Claudia A. Brandon         Vice President               Secretary
Patrick T. Byrne           Vice President               None
Richard A. Cantor          Chairman of the Board        None
Valerie Chang              Assistant Vice President     None
Brooke A. Cobb             Vice President               None
Robert Conti               Treasurer                    None
Stacy Cooper-Shugrue       Assistant Vice President     Assistant Secretary
Robert W. D'Alelio         Vice President               None
Clara Del Villar           Vice President               None
Barbara DiGiorgio          Assistant Vice President     Assistant Treasurer
Roberta D'Orio             Assistant Vice President     None
Stanley Egener             President and Director       Chairman of the
                                                        Board, Chief
                                                        Executive Officer,
                                                        and Trustee
Brian Gaffney              Vice President               None
Joseph G. Galli            Assistant Vice President     None
Robert I. Gendelman        Vice President               None
Theodore P. Giuliano       Vice President and Director  None
Michael J. Hanratty        Assistant Vice President     None
Leslie Holliday-Soto       Assistant Vice President     None

                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------
Michael M. Kassen          Vice President and Director  None
Robert L. Ladd             Assistant Vice President     None
Irwin Lainoff              Director                     None
Josephine Mahaney          Vice President               None
Michael F. Malouf          Vice President               None
Carmen G. Martinez         Assistant Vice President     None
Ellen Metzger              Vice President and Secretary None
Paul Metzger               Vice President               None
S. Basu Mullick            Vice President               None
Loraine Olavarria          Assistant Secretary          None
Janet W. Prindle           Vice President               None
Joseph S. Quirk            Assistant Vice President     None
Kevin L. Risen             Vice President               None
Richard Russell            Vice President               Treasurer and
                                                        Principal Accounting
                                                        Officer
Ingrid Saukaitis           Assistant Vice President     None
Jennifer K. Silver         Vice President               None
Kent C. Simons             Vice President               None
Frederick B. Soule         Vice President               None
Daniel J. Sullivan         Senior Vice President        Vice President
Peter E. Sundman           Senior Vice President        None
Andrea Trachtenberg        Vice President of Marketing  None
Judith M. Vale             Vice President               None
Josephine Velez            Assistant Vice President     None
Susan Walsh                Vice President               None
Michael J. Weiner          Senior Vice President        Vice President and
                                                        Principal Financial
                                                        Officer
Celeste Wischerth          Assistant Vice President     Assistant Treasurer
Allan R. White, III        Vice President               None
Thomas G. Wolfe            Vice President               None
Lawrence Zicklin           Director                     Trustee and President

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.


            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.


ITEM 31.    MANAGEMENT SERVICES


            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.


ITEM 32.    UNDERTAKINGS


            None.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY ASSETS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of October, 1998.

                        NEUBERGER & BERMAN EQUITY ASSETS


                             By:/s/Lawrence Zicklin
                                -------------------
                                Lawrence Zicklin
                                President

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----

/s/Faith Colish               Trustee                       October 14, 1998
-------------------------
Faith Colish


/s/Stanley Egener             Chairman of the Board         October 14, 1998
-------------------------       and Trustee (Chief
Stanley Egener                  Executive Officer)


/s/Howard A. Mileaf           Trustee                       October 14, 1998
-------------------------
Howard A. Mileaf


/s/Edward I. O'Brien          Trustee                       October 14, 1998
-------------------------
Edward I. O'Brien


                       (signatures continued on next page)

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----

/s/John T. Patterson, Jr.     Trustee                       October 14, 1998
-------------------------
John T. Patterson, Jr.


/s/John P. Rosenthal          Trustee                       October 14, 1998
-------------------------
John P. Rosenthal


/s/Gustave H. Shubert         Trustee                       October 14, 1998
-------------------------
Gustave H. Shubert


/s/Lawrence Zicklin           President and Trustee         October 14, 1998
-------------------------
Lawrence Zicklin


/s/Michael J. Weiner          Vice President                October 14, 1998
-------------------------       (Principal Financial
Michael J. Weiner               Officer)


/s/Richard Russell            Treasurer (Principal          October 14, 1998
-------------------------       Accounting Officer)
Richard Russell

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 11 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of October, 1998.

                              EQUITY MANAGERS TRUST


                             By:/s/Lawrence Zicklin
                                -------------------
                                Lawrence Zicklin
                                President

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----

/s/Faith Colish               Trustee                       October 14, 1998
-------------------------
Faith Colish


/s/Stanley Egener             Chairman of the Board         October 14, 1998
-------------------------       and Trustee (Chief
Stanley Egener                  Executive Officer)


/s/Howard A. Mileaf           Trustee                       October 14, 1998
-------------------------
Howard A. Mileaf


/s/Edward I. O'Brien          Trustee                       October 14, 1998
-------------------------
Edward I. O'Brien


                       (signatures continued on next page)

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----

/s/John T. Patterson, Jr.     Trustee                       October 14, 1998
-------------------------
John T. Patterson, Jr.


/s/John P. Rosenthal          Trustee                       October 14, 1998
-------------------------
John P. Rosenthal


/s/Gustave H. Shubert         Trustee                       October 14, 1998
-------------------------
Gustave H. Shubert


/s/Lawrence Zicklin           President and Trustee         October 14, 1998
-------------------------
Lawrence Zicklin


/s/Michael J. Weiner          Vice President                October 14, 1998
-------------------------       (Principal Financial
Michael J. Weiner               Officer)


/s/Richard Russell            Treasurer (Principal          October 14, 1998
-------------------------       Accounting Officer)
Richard Russell

                        NEUBERGER & BERMAN EQUITY ASSETS

                 POST-EFFECTIVE AMENDMENT NO. 11 ON FORM N-1A


                                INDEX TO EXHIBITS



                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                             PAGE
------                           -----------                        ------------

(1)           (a)   Certificate of Trust.  Incorporated by              N.A.
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (b)   Trust Instrument of Neuberger & Berman              N.A.
                    Equity Assets.  Incorporated by Reference to
                    Post-Effective Amendment No. 1 to
                    Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

              (c)   Schedule A - Current Series of Neuberger &           ___
                    Berman Equity Assets.  Filed Herewith.

(2)           By-Laws of Neuberger & Berman Equity Assets.              N.A.
              Incorporated by Reference to Post-Effective
              Amendment No. 1 to Registrant's Registration
              Statement, File Nos. 33-82568 and 811-8106, EDGAR
              Accession No. 0000898432-95-000393.

(3)           Voting Trust Agreement.  None.                            N.A.

(4)           (a)   Trust Instrument of Neuberger & Berman              N.A.
                    Equity Assets, Articles IV, V, and VI.
                    Incorporated by Reference to Post-Effective
                    Amendment No. 1 to Registrant's Registration
                    Statement, File Nos. 33-82568 and 811-8106,
                    EDGAR Accession No. 0000898432-95-000393.

              (b)   By-Laws of Neuberger & Berman Equity Assets,        N.A.
                    Articles V, VI, and VIII.  Incorporated by
                    Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-95-000393.

(5)           (a)   (i)    Management Agreement Between Equity          N.A.
                           Managers Trust and Neuberger & Berman
                           Management Incorporated.
                           Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                             PAGE
------                           -----------                        ------------

                    (ii)   Schedule A - Series of Neuberger &            ___
                           Berman Equity Managers Trust
                           Currently Subject to the Management
                           Agreement.  Filed Herewith.

                    (iii)  Schedule B - Schedule of Compensation         ___
                           Under the Management Agreement.
                           Incorporated by Reference to
                           Post-Effective Amendment. Filed Herewith.

              (b)   (i)    Sub-Advisory Agreement Between               N.A.
                           Neuberger & Berman Management
                           Incorporated and Neuberger & Berman
                           with respect to Equity Managers
                           Trust.  Incorporated by Reference to
                           Post-Effective Amendment No. 70 to
                           Registration Statement of Neuberger &
                           Berman Equity Funds, File Nos.
                           2-11357 and 811-582, EDGAR Accession
                           No. 0000898432-95-000314.

                    (ii)   Schedule A - Series of Equity                 ___
                           Managers Trust Currently Subject to
                           the Sub-Advisory Agreement.  Filed
                           Herewith.

                    (iii)  Substitution Agreement Among                 N.A.
                           Neuberger & Berman Management
                           Incorporated, Equity Managers Trust,
                           Neuberger & Berman, L.P., and
                           Neuberger & Berman, LLC.
                           Incorporated by Reference to
                           Amendment No. 7 to Registration
                           Statement of Equity Managers Trust,
                           File No. 811-7910, Edgar Accession
                           No. 0000898432-96-000557.

(6)           (a)   (i)    Distribution Agreement Between               N.A.
                           Neuberger & Berman Equity Assets and
                           Neuberger & Berman Management
                           Incorporated with Respect to
                           Neuberger & Berman Socially
                           Responsive Trust. Incorporated by
                           Reference to  Post-Effective
                           Amendment No. 9 to  Registrant's
                           Registration Statement, File Nos.
                           33-82568 and 811-08106, Edgar
                           Accession No. 0000898432-97-000518.

                    (ii)   Schedule A - Series of Neuberger &           ___
                           Berman Equity Assets Currently
                           Subject to the Distribution
                           Agreement. Filed Herewith.

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                             PAGE
------                           -----------                        ------------

              (b)   (i)    Distribution and Services Agreement          N.A.
                           Between Neuberger & Berman Equity
                           Assets and Neuberger & Berman
                           Management Incorporated With Respect
                           to Other Series. Incorporated by
                           Reference to  Post-Effective
                           Amendment No. 9 to  Registrant's
                           Registration Statemen, File Nos
                           33-82568 and 811-08106, Edgar
                           Accession No. 0000898432-97-000518.

                    (ii)   Schedule A - Series of Neuberger &            ___
                           Berman Equity Assets Currently
                           Subject to Distribution and Services
                           Agreement.  Filed Herewith.

(7)           Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(8)           (a)   Custodian Contract Between Neuberger &              N.A.
                    Berman Equity Assets and State Street Bank and Trust Company. Incorporated by
                    Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, Edgar Accession
                    No. 0000898432-96-000048.

              (b)   Schedule of Compensation under the Custodian        N.A.
                    Contract. Incorporated by Reference to
                    Post-Effective Amendment No. 4 to Registrant's Registration Statement, File Nos. 33-82568 and 811-8106, Edgar Accession No.
                    0000898432-96-000558.

               (c)  Agreement Between Neuberger & Berman Equity         N.A.
                    Assets and State Street Bank and Trust
                    Company Adding Neuberger & Berman Focus
                    Assets, Neuberger & Berman Guardian Assets,
                    Neuberger & Berman Manhattan Assets and
                    Neuberger & Berman Partners Assets as
                    Portfolios Governed by the Custodian
                    Contract. Incorporated by Reference to
                    Post-Effective Amendment No. 8 to
                    Registrant's Registration Statement, File
                    Nos. 33-82568 and 811-8106, EDGAR Accession
                    No. 0000898432-97-000221.

               (d)  Agreement Between Neuberger & Berman Equity         N.A.
                    Assets and State Street Bank and Trust
                    Company Adding Neuberger & Berman Genesis
                    Assets as a Portfolio Governed by the
                    Custodian Contract. Incorporated by
                    Reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement,
                    File Nos. 33-82568 and 811-08106, Edgar
                    Accession No. 0000898432-97-000518.

(9)            (a) (i)    Transfer Agency Agreement Between             N.A.
                          Neuberger & Berman Equity Assets and
                          State Street Bank and Trust Company.
                          Incorporated by Reference to
                          Post-Effective Amendment No. 3 to
                          Registrant's Registration Statement,
                          File Nos. 33-82568 and 811-8106, Edgar
                          Accession No. 0000898432-96-000048.

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                             PAGE
------                           -----------                        ------------

                    (ii)  First Amendment to the                        N.A.
                          Transfer Agency Agreement Between
                          Neuberger & Berman Equity Assets and
                          State Street Bank and Trust Company.
                          Incorporated by Reference to
                          Post-Effective Amendment No. 9 to
                          Registrant's Registration Statement,
                          File Nos. 33-82568 and 811-08106,
                          Edgar Accession No.
                          0000898432-97-000518.

                    (iii) Schedule  of  Compensation  under  the        N.A.
                          Transfer Agency Agreement. Incorporated
                          by Reference to Post-Effective Amendment
                          No. 4  to   Registrant's Registration
                          Statement,   File  Nos.   33-82568  and
                          811-8106, Edgar Accession No.
                          0000898432-96-000558.

                    (iv)  Agreement Between Neuberger & Berman         N.A.
                          Equity Assets and State Street Bank
                          and Trust Company Adding Neuberger &
                          Berman Focus Assets, Neuberger &
                          Berman Guardian Assets, Neuberger &
                          Berman Manhattan Assets and Neuberger
                          & Berman Partners Assets as
                          Portfolios Governed by the Transfer
                          Agency Agreement. Incorporated by
                          Reference to Post-Effective Amendment
                          No. 8 to Registrant's Registration
                          Statement, File Nos. 33-82568 and
                          811-8106, EDGAR Accession No.
                          0000898432-97-000221.

                    (v)   Agreement Between Neuberger & Berman         N.A.
                          Equity Assets and State Street Bank
                          and Trust Company Adding Neuberger &
                          Berman Genesis Assets as a Portfolio
                          Governed by the Transfer Agency
                          Agreement. Incorporated by Reference
                          to  Post-Effective Amendment No. 9
                          to  Registrant's Registration
                          Statement, File Nos. 33-82568 and
                          811-08106, Edgar Accession No.
                          0000898432-97-000518.

              (b)   (i)   Administration Agreement Between             N.A.
                          Neuberger & Berman Equity Assets and
                          Neuberger & Berman Management
                          Incorporated. Incorporated by
                          Reference to  Post-Effective
                          Amendment No. 9 to  Registrant's
                          Registration Statement, File Nos.
                          33-82568 and 811-08106, Edgar
                          Accession No. 0000898432-97-000518.

                    (ii)  Schedule A - Series of Neuberger &            ___
                          Berman Equity Assets Currently
                          Subject to the Administration
                          Agreement. Filed Herewith.

                    (iii) Schedule B - Schedule of Compensation        N.A.
                          Under the Administration Agreement.
                          Incorporated by Reference to
                          Post-Effective Amendment No. 9 to
                          Registrant's Registration Statement,
                          File Nos. 33-82568 and 811-8106, Edgar
                          Accession No. 0000898432-97-000518.

                                                                    Sequentially
Exhibit                                                               Numbered
NUMBER                           DESCRIPTION                             PAGE
------                           -----------                        ------------

(10)                Opinion and Consent of Kirkpatrick &                 ___
                     Lockhart LLP on Securities Matters.  Filed
                     Herewith.

(11)          (a)   Consent of Independent Auditors.  None.             N.A.

(12)          Financial Statements Omitted from Prospectus.             N.A.
              None.

(13)          Letter of Investment Intent.  None.                       N.A.

(14)          Prototype Retirement Plan.  None.                         N.A.

(15)          (a)   Plan Pursuant to Rule 12b-1.                        N.A.
                    Incorporated by Reference to  Post-Effective
                    Amendment No. 9 to  Registrant's
                    Registration Statement, File Nos. 33-82568 and 811-08106, Edgar Accession No.
                    0000898432-97-000518.

              (b)   Schedule A - Series of Neuberger &                  ___
                    Berman Equity Assets Currently Subject to
                    Plan Pursuant to Rule 12b-1.  Filed Herewith.

(16)          Schedule of Computation of Performance Quotations.        N.A.
              None.

(17)          Financial Data Schedule. None.                            N.A.

(18)          Plan Pursuant to Rule 18f-3.  None.                       N.A.